Credit Risk - Disclosure of Factors to Measure ECL (Details) - Credit risk	12 Months Ended
Dec. 31, 2022
Survival rate (SR)
Disclosure of credit risk exposure [line items]
Factor	Survival rate (SR)
Description	The probability that the exposure has not closed or defaulted since the reporting date.
Probability of Default (PD)
Disclosure of credit risk exposure [line items]
Factor	Probability of default (PD)
Description	The likelihood of a borrower defaulting in the following month, assuming it has not closed or defaulted since the reporting date. For each month in the forecast period, we estimate the monthly PD from a range of factors. These include the current risk grade for the exposure, which becomes less relevant further into the forecast period, as well as the expected evolution of the account risk with maturity and factors for changing economics. We support this with historical data analysis.
Exposure at default (EAD)
Disclosure of credit risk exposure [line items]
Factor	Exposure at default (EAD)
Description	The amount we expect to be owed if a default event occurs. We determine EAD for each month of the forecast period by the expected payment profile, which varies by product. For amortising products, we base it on the borrower’s contractual repayments over the forecast period. We adjust this for any expected overpayments on Stage 1 accounts that the borrower may make and for any arrears we expect if the account was to default. For revolving products, or amortising products with an off-balance sheet element, we determine EAD using the balance at default and the contractual exposure limit. We vary these assumptions by product and base them on analysis of recent default data.
Loss Given Default (LGD)
Disclosure of credit risk exposure [line items]
Factor	Loss given default (LGD)
Description	Our expected loss if a default event were to occur. We express it as a percentage and calculate it based on factors that we have observed to affect the likelihood and/or value of any subsequent write-offs, which vary according to whether the product is secured or unsecured. If the product is secured, we take into account collateral values as well as the historical discounts to market/book values due to forced sales type.